Commitments and Contingencies - Additional Information (Detail) $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2019 ft²	Apr. 30, 2019 ft²	Jan. 31, 2016 ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)
Lease rental expenses				$ 0.8	$ 0.4
Future minimum operating lease payments, 2019					1.8
Future minimum operating lease payments, 2020					$ 1.3
Operating lease, weighted-average remaining lease term				2 years 10 months 24 days		2 years 8 months 12 days
Total minimum lease payments on leases not yet commenced						$ 23.1
Operating leases not yet commenced, term						10 years
San Diego
office space leased | ft²	2,333		11,121
Lease expiration month and year	2022-02				2022-06
Percentage of annual increases throughout the term of the lease	3.00%		3.00%
Lease commencement month and year	2019-10
New York
office space leased | ft²		4,800
Percentage of annual increases throughout the term of the lease		3.00%
Lease commencement month and year		2019-05
Lease expiration month and year		Jun. 30, 2023